Other Balance Sheet Components	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Other Balance Sheet Components	Other Balance Sheet Components
Property and Equipment, net
Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2020	2019
Computer equipment and software	$2,002	$1,193
Furniture and fixtures	1,174	122
Capitalized internal-use software	1,842	1,530
Leasehold improvements	2,850	—
Property and equipment, gross	7,868	2,845
Less: accumulated depreciation and amortization	(2,150)	(1,186)
Property and equipment, net	$5,718	$1,659
Depreciation and amortization expense was $1.0 million and $0.5 million, for the years ended December 31, 2020 and 2019, respectively.
Intangible Assets, net
The Company’s intangible assets consist of customer relationships, developed technology and trade names arising from acquisitions.
Intangible assets, net consisted of the following (in thousands):

	As of December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Life (years)
Customer relationships	$7,068	$(3,451)	$3,617	3.0
Developed technology	4,600	(1,230)	3,370	3.7
Total intangible assets, net	$11,668	$(4,681)	$6,987	3.3

	As of December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Life (years)
Customer relationships	$7,068	$(2,167)	$4,901	4.0
Developed technology	4,600	(460)	4,140	4.7
Trade name	30	(7)	23	1.7
Total intangible assets, net	$11,698	$(2,634)	$9,064	3.6
Amortization expense related to intangible assets was $2.1 million and $1.6 million for the years ended December 31, 2020 and 2019, respectively. In the year ended December 31, 2020, the trade name was sold.
Expected future amortization expense for intangible assets as of December 31, 2020 was as follows (in thousands):

Years Ending December 31,	Amount
2021	$2,173
2022	1,785
2023	1,785
2024	1,008
2025	236
Thereafter	—
Total	$6,987
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of December 31,
	2020	2019
Accrued compensation	$6,888	$2,044
Liability for early exercise of unvested stock options	1,133	1,658
Accrued purchase consideration for acquisition	—	975
Taxes payable	516	376
Deferred revenue	2,585	652
Other accrued and current liabilities	3,876	2,417
Accrued expenses and other current liabilities	$14,998	$8,122
Other Balance Sheet Components
Property and Equipment, net
Property and equipment, net consisted of the following (in thousands):

	As of September 30,	As of December 31,
	2021	2020
Computer equipment and software	$2,957	$2,002
Furniture and fixtures	2,170	1,174
Capitalized internal-use software	1,842	1,842
Leasehold improvements	8,942	2,850
Property and equipment, gross	15,911	7,868
Less: accumulated depreciation and amortization	(3,617)	(2,150)
Property and equipment, net	$12,294	$5,718
Depreciation and amortization expense was $0.5 million and $0.2 million for the three months ended September 30, 2021 and 2020, respectively, and $1.5 million and $0.5 million for the nine months ended September 30, 2021 and 2020, respectively.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of September 30,	As of December 31,
	2021	2020
Accrued compensation	$6,372	$6,888
Liability for early exercise of unvested stock options	808	1,133
Taxes payable	597	516
Deferred revenue	4,568	2,585
Other accrued and current liabilities	8,615	3,876
Accrued expenses and other current liabilities	$20,960	$14,998